27. Operating costs and expenses	12 Months Ended
Dec. 31, 2017
Operating Costs And Expenses
Operating costs and expenses
	2017	2016	2015
Operating costs
Salaries, payroll charges and benefits	(1,841,571)	(1,718,199)	(1,503,383)
Pension obligations	(48,381)	131,469	(75,247)
Construction costs (Note 24)	(3,080,542)	(3,651,364)	(3,263,808)
General supplies	(163,712)	(173,224)	(172,561)
Treatment supplies	(287,592)	(279,150)	(269,294)
Outsourced services	(857,063)	(845,334)	(791,156)
Electricity	(794,352)	(932,435)	(815,164)
General expenses	(531,985)	(471,965)	(369,213)
Depreciation and amortization	(1,173,765)	(1,072,918)	(1,000,937)
	(8,778,963)	(9,013,120)	(8,260,763)

Selling expenses
Salaries, payroll charges and benefits	(305,440)	(271,690)	(237,848)
Pension obligations	(7,296)	17,941	(9,761)
General supplies	(4,451)	(3,585)	(3,692)
Outsourced services	(258,287)	(278,565)	(247,687)
Electricity	(762)	(751)	(770)
General expenses	(94,112)	(93,180)	(86,064)
Depreciation and amortization	(15,664)	(9,729)	(9,883)
Bad debt expense, net of recoveries (Note 9 (c))	(82,681)	(90,488)	(2,420)
	(768,693)	(730,047)	(598,125)

Administrative revenue (expenses)
Salaries, payroll charges and benefits	(229,752)	(194,357)	(182,215)
Pension obligations	(171,830)	(136,358)	(185,206)
GESP Reimbursement – benefits paid (Note 10 (a) (vii))	-	-	696,283
General supplies	(5,675)	(2,585)	(2,340)
Outsourced services	(183,746)	(154,926)	(123,802)
Electricity	(965)	(1,848)	(1,596)
General expenses	(302,113)	(289,862)	(11,467)
Depreciation and amortization	(112,468)	(63,979)	(63,212)
Tax expenses	(92,441)	(90,981)	(81,487)
	(1,098,990)	(934,896)	44,958

Operating costs and expenses
Salaries, payroll charges and benefits	(2,376,763)	(2,184,246)	(1,923,446)
Pension obligations	(227,507)	13,052	(270,214)
GESP Reimbursement – benefits paid (Note 10 (a) (vii))	-	-	696,283
Construction costs (Note 24)	(3,080,542)	(3,651,364)	(3,263,808)
General supplies	(173,838)	(179,394)	(178,593)
Treatment supplies	(287,592)	(279,150)	(269,294)
Outsourced services	(1,299,096)	(1,278,825)	(1,162,645)
Electricity	(796,079)	(935,034)	(817,530)
General expenses	(928,210)	(855,007)	(466,744)
Depreciation and amortization	(1,301,897)	(1,146,626)	(1,074,032)
Tax expenses	(92,441)	(90,981)	(81,487)
Bad debt expense, net of recoveries (Note 9 (c))	(82,681)	(90,488)	(2,420)
	(10,646,646)	(10,678,063)	(8,813,930)